SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Foreign Currency Transaction Gain (Loss), Unrealized	$ 32,004	$ 283,632	$ 108,848
Depreciation Using Declining Balance Method Furniture Fixtures Exploration Equipment	20.00%
Depreciation Using Declining Balance Method Computer Equipment	30.00%
Property, Plant and Equipment, Useful Life	10 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	4,005,000
Warrants and Rights Outstanding	19,436,706
Adjusted Cost of Short-Term Investments [Member]
Unrealized Gain (Loss) on Investments	40,665
Foreign Currency Transaction Gain (Loss), Unrealized	$ 38,982